Fair Value Measurements	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Fair Value Measurements
Fair Value Measurements

Note 13. Fair Value Measurements

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

	Level 1	Level 2	Level 3	Total
Consolidated - 31 December 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,100,265	-	-	1,100,265
Convertible note in Asra Minerals Limited	-	125,000	-	125,000
Loan to Alaska Asia Clean Energy Corp		962,527		962,527
Total assets	1,100,265	1,087,527	-	2,187,792

Liabilities
Financial Derivative Liability	221,954	-	-	221,954
Financial Liability - current	6,690,484	-	-	6,690,484
Total liabilities	6,912,438	-	-	6,912,438

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,425,911	-	-	1,425,911
Convertible note in Asra Minerals Limited	-	250,000	-	250,000
Total assets	1,425,911	250,000	-	1,675,911

Liabilities
Financial Derivative Liability	250,921	-	-	250,921
Financial Liability - current	928,867	-	-	928,867
Financial Liability – non-current	5,352,544	-	-	5,352,544
Total liabilities	6,532,332	-	-	6,532,332

Note 17. Fair Value Measurement

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,425,911	-	-	1,425,911
Convertible note in Asra Minerals	-	250,000	-	250,000
Total assets	1,425,911	250,000	-	1,675,911

Liabilities
Financial derivative liability	250,921	-	-	250,921
Financial liability – Current	928,867	-	-	928,867
Financial liability – Non-current	5,352,544	-	-	5,352,544
Total assets	6,532,332	-	-	6,532,332

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2022	A$	A$	A$	A$

Assets
Investments at fair value	3,797,443	-	-	3,797,443
Total assets	3,797,443	-	-	3,797,443

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023